Leases - Disclosure Of Quantitative Information About Right Of Use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ 914,960
Depreciation charge	(604,018)	¥ (509,026)	¥ (529,269)
Closing net book amount	973,547	914,960
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	914,960	740,240	852,132
Additions	697,403	683,746	417,377
Disposals	(34,798)
Depreciation charge	(604,018)	(509,026)	(529,269)
Closing net book amount	973,547	914,960	740,240
Cost [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	1,731,022	1,656,613
Closing net book amount		1,731,022	1,656,613
Accumulated depreciation | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ (757,475)	(741,653)
Closing net book amount		¥ (757,475)	¥ (741,653)